Other Non-current Assets (Tables)	9 Months Ended
Sep. 30, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Restricted cash	$1,211	$1,400
Deferred offering costs	1,891	1,142
Deferred tax asset	377	377
Intangible assets	3	8
	$3,482	$2,927